ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended																					0 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ABC	Dec. 31, 2013 Binglangjiang	Dec. 31, 2013 Liyuan	Dec. 31, 2013 Yingchuan	Dec. 31, 2013 Wuliting	Dec. 31, 2013 Jiulongshan	Dec. 31, 2013 CHC HK	Dec. 31, 2013 Wangkeng	Dec. 31, 2013 Banzhu	Dec. 31, 2013 Sunpower	Dec. 31, 2013 Shapulong	Dec. 31, 2013 Ruiyang	Dec. 31, 2013 Zhougongyuan	Dec. 31, 2013 Fujian Huabang	Dec. 31, 2013 Wuyue	Dec. 31, 2013 Husahe	Dec. 31, 2013 Hengda	Dec. 31, 2013 Xineng	Dec. 31, 2013 Xiaopengzu	Dec. 31, 2013 Jinling	Dec. 31, 2013 Dazhaihe	Jan. 25, 2010 Units	Jan. 25, 2010 Units ADS	Jan. 25, 2010 Units Warrant
Organization and principal activities
Issuance of units																									6,000,000
Number of ADS consisted in each unit																										1
Number of warrants consisted in each unit																											1
Unit price (in dollars per share)																									$ 16.00	$ 14.80	$ 1.20
Number of ordinary shares represented by each ADS	3	3	3																							3
Number of ordinary shares that can be purchased by warrant holder																											3
Exercise price of warrants (in dollars per share)																											$ 15.00
Aggregate gross proceeds yielded from IPO (in dollars)																									$ 96,000
Number of hydroelectric entities acquired	1
Percentage of ownership				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	79.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%